Revenues from mining operations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 246,888	[1]	$ 229,038	[2]
Sales revenue from silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	54,641		42,450
Sales revenue from copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	96,159		88,128
Sales revenue from lead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	22,068		28,073
Sales revenue from zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	49,102		58,163
Sales revenue from gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 21,728		$ 12,008

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar